SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of liabilities measured at fair value

	Fair Value Measurement at		Fair Value Measurement at
	December 31, 2025		December 31, 2024
	Using		Using
	Level 3	Total	Level 3	Total

Derivative liabilities	$36,024	$36,024	$15,169	$15,169
Asset Retirement Obligation (see Note 7)	$71,157	$71,157	$67,857	$67,857